Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 9,983	€ 8,790	€ 15,107
Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	10,261
Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	10,047	8,862	15,186
Euro | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	11,696
Euro | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	13,129	13,725	17,691
US dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(1,229)
US dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(669)	(3,304)	(813)
Singapore dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(2)
Singapore dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(2,912)
Mexican peso | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Mexican peso | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	302
Pound sterling | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Pound sterling | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	271
Other currencies | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(205)
Other currencies | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	€ (74)	€ (1,559)	€ (1,692)